Borrowings and financial liabilities -Convertible notes to NEGMA (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Nov. 19, 2021	Jun. 30, 2021	Apr. 30, 2020	Aug. 21, 2019
Disclosure of financial liabilities [line items]
Balance at beginning of period	€ 23,037
Amount of agreement			€ 10,000	€ 32,000	€ 24,000
Balance at end of period	28,863	€ 23,037
Convertible notes to NEGMA
Disclosure of financial liabilities [line items]
Change in fair value	1,307	5,304
Shares issued pursuant to court decision	(1,521)	(1,394)
Conversion settled with cash payment	(910)	(378)
Shares to be returned pursuant court decision	3,619	(1,212)
Cash returned pursuant to November 18, 2020 court decision		(378)
Conversion settled with issuance of shares		(674)
Balance at beginning of period	€ 7,357	2,909
Amount of agreement						€ 24,000
Balance at end of period		€ 7,357